Adoption of Accounting Policies	12 Months Ended
Feb. 29, 2016
Accounting Policies [Abstract]
Adoption of Accounting Policies
ADOPTION OF ACCOUNTING POLICIES
In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard on the topic of revenue contracts, which replaces the existing revenue recognition standard. The new standard amends the number of requirements that an entity must consider in recognizing revenue and requires improved disclosures to help readers of financial statements better understand the nature, amount, timing and uncertainty of revenue recognized. For public entities, the new standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted for annual reporting periods and interim periods therein beginning after December 15, 2016. The Company will adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In April 2015, the FASB issued a new accounting standards update on the topic of debt issuance costs. The amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amendments are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted for financial statements that have not been previously issued. The Company will adopt this guidance in the first quarter of fiscal 2017 and is currently evaluating the impact that the adoption will have on its financial position and disclosures.
In April 2015, the FASB issued a new accounting standards update on the topic of internal-use software. The amendments in this update provide guidance to customers about whether a cloud computing arrangement includes a software license. The amendments are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2017 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In June 2015, the FASB issued a new accounting standards update for technical corrections and improvements that affect a wide variety of topics in the codification. The amendments in this update correct unintended application of guidance, make minor improvements, and provide clarification to the codification. The amendments that require transition guidance are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2017 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In July 2015, the FASB issued a new accounting standard update on the topic of inventory. The amendments in this update provide guidance on the subsequent measurement of inventory from the lower of cost or market to the lower of cost and net realizable value for entities using the first-in, first-out or the average cost method. The amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. It should be applied prospectively with earlier application permitted as of the beginning of the interim or annual reporting period. The Company will adopt this guidance in the first quarter of fiscal 2018 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In September 2015, the FASB issued a new accounting standard on the topic of business combinations. The amendments in this update require the acquirer who has reported provisional amounts for items in a business combination to recognize adjustments to provisional amounts that are identified during the measurement period, in the reporting period in which the adjustments are determined. The update requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The prior period impact of the adjustment should be either presented separately on the face of the income statement or disclosed in the notes. The guidance is effective for interim and annual periods beginning after December 15, 2015. Early application is permitted and should be applied prospectively. The Company will adopt this guidance in the first quarter of fiscal 2017 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In November 2015, the FASB issued a new accounting standard on the topic of income taxes. The amendments in this update eliminate the current requirement for companies to separate deferred income tax liabilities and assets into current and non-current amounts in a classified statement of financial position. Instead, companies will be required to classify all deferred tax liabilities and assets as non-current. The guidance is effective for interim and annual periods beginning after December 15, 2016. Early adoption is permitted. The Company has adopted this guidance early and applied it prospectively in the fourth quarter of fiscal 2016.
In January 2016, the FASB issued a new accounting standard on the topic of financial instruments. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The standard primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the guidance clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. The guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted for certain requirements. The Company will adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In February 2016, the FASB issued a new accounting standard on the topic of leases. The new standards would require companies and other organizations to include lease obligations in their balance sheets, including a dual approach for lessee accounting under which a lessee would account for leases as finance leases or operating leases. Both finance leases and operating leases will result in the lessee recognizing a right-of-use (“ROU”) asset and a corresponding lease liability. For finance leases the lessee would recognize interest expense and amortization of the ROU asset, and for operating leases, the lessee would recognize a straight-line total lease expense. The guidance is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2020 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In March 2016, the FASB issued a new accounting standard on the topic of revenue from contracts with customers. The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Company will adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In March 2016, the FASB issued a new accounting standard on the topic of stock compensation. The amendments in this update simplify several aspects of the accounting for share-based payment award transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statements of cash flows. The guidance is effective for interim and annual periods beginning after December 15, 2016. Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2018 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.